Stockholders' Equity (Deficit) (Earnings Per Share) (Narratvie) (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted average common stock price, benchmark for exclusion of conversion premium		$ 24.76	$ 6.19
Equity Option [Member]
Antidilutive securities excluded from computation of earnings per share, amount	17,491	13,990		51,412	16,362
Stock Compensation Plan [Member]
Antidilutive securities excluded from computation of earnings per share, amount	572,469	931,012		678,784	1,383,388
Phantom Share Units (PSUs) [Member]
Antidilutive securities excluded from computation of earnings per share, amount	144,918	161,400		534,038	462,102
Exchangeable Senior Notes 3.75% [Member]
Antidilutive securities excluded from computation of earnings per share, amount		206,402
Operating Partnership Units [Member]
Antidilutive securities excluded from computation of earnings per share, amount	412,754	495,977
Unvested Restricted Stock [Member]
Antidilutive securities excluded from computation of earnings per share, amount	278,992	402,282		678,784	1,383,388